Note 17 - Segment Reporting - Operating Information (Details) - USD ($)	1 Months Ended	2 Months Ended	3 Months Ended	9 Months Ended		11 Months Ended	12 Months Ended
	Dec. 05, 2018	Jan. 31, 2019	Jan. 31, 2018	Dec. 31, 2017	Dec. 31, 2017	Dec. 05, 2018	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Revenue	$ 24,396,000	$ 33,970,000	$ 52,802,000				$ 243,223,267	$ 211,210,599	$ 172,425,547
EBITDA	(22,410,000)	7,571,000	15,051,000				65,645,015	54,571,810	52,512,752
Interest income (expense)	(1,644,000)	(5,592,000)	(5,087,000)				(21,424,747)	(22,747,848)	(19,516,077)
Depreciation and amortization	2,713,000	8,374,000	5,950,000				25,622,546	27,154,025	22,309,543
Income tax (benefit) provision	(4,192,000)	(2,765,000)	(13,544,000)	$ 267,780		$ 800,540	(9,784,120)	3,756,658	4,453,541
Transaction costs	30,562,000		8,000			30,562,000	7,589,825	4,489,517	3,691,466
Net income (loss)	(22,575,000)	(3,630,000)	17,558,000	$ (317,666)	$ (317,666)	(7,116,491)	28,381,842	913,279	6,269,955
Brundage-Bone [Member]
Revenue	16,624,000	24,067,000	35,419,000				164,305,836	151,194,931	153,488,134
EBITDA	(24,565,000)	5,536,000	8,623,000				34,966,513	36,925,969	43,763,760
Interest income (expense)	(1,154,000)	(5,134,000)	(4,017,000)				(17,247,250)	(15,389,779)	(15,156,744)
Depreciation and amortization	1,635,000	4,826,000	3,383,000				15,237,041	18,275,871	19,420,137
Income tax (benefit) provision							(11,472,368)	3,109,635	4,603,472
Transaction costs							7,589,825	4,489,517	3,691,466
Net income (loss)							13,954,590	150,684	4,583,407
Camfaud [Member]
Revenue	5,143,000	5,815,000	10,728,000				50,448,085	36,433,763
EBITDA	1,587,000	133,000	2,849,000				15,753,598	10,827,292
Interest income (expense)	(490,000)	(458,000)	(1,070,000)				(4,172,959)	(3,634,811)
Depreciation and amortization	890,000	1,638,000	2,001,000				8,059,512	6,336,369
Income tax (benefit) provision							502,974	245,424
Net income (loss)							3,018,153	610,688
Eco-Pan [Member]
Revenue	2,629,000	4,088,000	6,655,000				28,469,346	23,581,905	18,937,413
EBITDA	388,000	1,581,000	2,954,000				12,558,725	9,912,446	7,560,512
Interest income (expense)							(980)	870
Depreciation and amortization	163,000	1,872,000	505,000				2,078,137	2,315,298	2,675,954
Income tax (benefit) provision							845,572	2,791,138	703,733
Net income (loss)							9,634,036	4,806,880	4,180,825
Corporate Segment [Member]
EBITDA	180,000	321,000	625,000				2,366,179	(3,093,897)	1,188,480
Interest income (expense)							(3,558)	(3,724,128)	(4,359,333)
Depreciation and amortization	25,000	38,000	61,000				247,856	226,487	213,452
Income tax (benefit) provision							339,702	(2,389,539)	(853,664)
Transaction costs	$ 30,562,000		$ 8,000			$ 30,562,000
Net income (loss)							$ 1,775,063	$ (4,654,973)	$ (2,530,641)